Condensed Statements Of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 7,566,113	$ 2,681,879	$ 5,030,748	$ (1,276)	$ (303,418)
Adjustments to reconcile net income to net cash used in operating activities:
Dividend earned on investments held in Trust Account			(4,883,137)
Change in operating assets and liabilities:
(Increase) decrease in dividend receivable	185,337	(1,072,455)	(1,278,946)
(Increase) decrease in receivable from GS DC Sponsor I LLC		25,000	25,000		(25,000)
Increase in prepaid expenses	(12,389)	(409,549)	(341,424)
Increase in accounts payable	590,082	199,635	642,932	$ 1,276
Increase (decrease) in accrued tax payable	(94,225)	711,635	94,439
Decrease in deferred offering costs	(538,881)
Professional fees paid by GS Sponsor LLC on behalf of the Company					303,418
Net cash provided by / (used in) operating activities	7,696,037	2,136,145	(710,388)		(25,000)
Cash flows from investing activities:
Proceeds deposited into Trust account			(690,000,000)
Net cash used in investing activities			(690,000,000)
Cash flows from financing activities:
Proceeds from sponsor commitment	700,000
Proceeds from sale of Class B common stock to GS Sponsor LLC					25,000
Proceeds from GS DC Sponsor I LLC promissory note		300,000	300,000		300,000
Repayment of GS DC Sponsor I LLC promissory note		(300,000)	(300,000)		(300,000)
Proceeds from sale of Class A common stock to public		690,000,000	690,000,000
Proceeds from sale of Private Placement Warrants		15,800,000	15,800,000
Payment of underwriting discounts		(13,800,000)	(13,800,000)
Payment of offering costs		(454,068)	(454,068)
Net cash provided by/ (used in) financing activities	700,000	691,545,932	691,545,932		$ 25,000
Increase / (Decrease) in cash and restricted cash	8,396,037	693,682,077	835,544
Cash and restricted cash and cash equivalents, at beginning of period	695,718,681
Cash and restricted cash and cash equivalents, at end of period	704,114,718	$ 693,682,077	695,718,681
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes			1,245,000
Supplemental disclosure of non-cash financing activities:
Accrued offering costs			538,881
Deferred underwriting compensation			24,150,000
Previously Reported [Member]
Cash flows from financing activities:
Cash and restricted cash and cash equivalents, at beginning of period	$ 835,544
Cash and restricted cash and cash equivalents, at end of period			$ 835,544